SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Prepaid land use rights (Details)	12 Months Ended
Dec. 31, 2019
Technical know-how
Intangible assets
Amortization period	10 years
Computer software | Minimum
Intangible assets
Amortization period	1 year
Computer software | Maximum
Intangible assets
Amortization period	10 years
Land use rights | Minimum
Intangible assets
Amortization period	20 years
Land use rights | Maximum
Intangible assets
Amortization period	50 years